Property, plant and equipment (Schedule of Accumulated Depreciation of Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 16,737,595	$ 16,971,000
Depreciation expense	1,441,021	1,098,749
Balance at end of year	15,950,352	16,737,595
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,056,000	3,625,000
Balance at end of year	4,227,000	4,056,000
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,879,000	7,187,000
Balance at end of year	9,255,000	9,879,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	76,000	78,000
Balance at end of year	75,000	76,000
Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	64,000	64,000
Balance at end of year	63,000	64,000
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	20,291,000	19,591,000
Depreciation expense	1,441,000	1,099,000
Translation effects	30,000	(399,000)
Balance at end of year	21,762,000	20,291,000
Accumulated amortization [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,082,000	1,055,000
Depreciation expense	152,000	30,000
Translation effects	(21,000)	(3,000)
Balance at end of year	1,213,000	1,082,000
Accumulated amortization [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	19,047,000	18,380,000
Depreciation expense	1,283,000	1,063,000
Translation effects	52,000	(396,000)
Balance at end of year	20,382,000	19,047,000
Accumulated amortization [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	85,000	81,000
Depreciation expense	2,000	4,000
Translation effects	(1,000)	0
Balance at end of year	86,000	85,000
Accumulated amortization [Member] | Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	77,000	75,000
Depreciation expense	4,000	2,000
Translation effects	0	0
Balance at end of year	$ 81,000	$ 77,000